Revenue - Summary of Revenue (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue [line items]
Telecommunication Services	₺ 140,662,877	₺ 127,224,534	₺ 109,007,288
Equipment revenues	13,728,480	16,451,581	16,089,885
Revenue from financial services	7,817,357	5,996,632	4,736,403
Other	4,462,650	4,980,284	5,141,583
Total revenue	166,671,364	154,653,031	134,975,159
Interest income generated from consumer financing activities	4,167,844	2,922,027	2,232,764
Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	142,529,586	131,630,735	111,946,394
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	3,875,977	3,572,760	3,514,397
Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	7,817,356	5,996,632	4,736,402
All other segments [member]
Disclosure of revenue [line items]
Total revenue	12,448,445	13,452,904	14,777,966
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Telecommunication Services	137,233,847	124,213,915	105,968,139
Equipment revenues	4,915,963	7,192,829	5,947,208
Other	1,621,891	1,353,641	630,428
Total revenue	143,771,701	132,760,385	112,545,775
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services	3,644,353	3,300,434	3,286,225
Equipment revenues	205,107	264,350	255,552
Other	165,394	226,149	317,550
Total revenue	4,014,854	3,790,933	3,859,327
Operating segments [member] | Techfin segment [member]
Disclosure of revenue [line items]
Revenue from financial services	8,633,753	6,596,195	5,118,775
Total revenue	8,633,753	6,596,195	5,118,775
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Equipment revenues	8,717,473	9,118,647	9,943,083
Other	4,725,907	5,552,768	9,632,491
Total revenue	13,443,380	14,671,415	19,575,574
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services	(215,323)	(289,815)	(247,076)
Equipment revenues	(110,063)	(124,245)	(55,958)
Revenue from financial services	(816,396)	(599,563)	(382,372)
Other	(2,050,542)	(2,152,274)	(5,438,886)
Total revenue	(3,192,324)	(3,165,897)	(6,124,292)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of revenue [line items]
Total revenue	(1,242,115)	(1,129,650)	(599,381)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(138,877)	(218,173)	(344,930)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	(816,397)	(599,563)	(382,373)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (994,935)	₺ (1,218,511)	₺ (4,797,608)